UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

SoFi Select 500 ETF
Ticker: SFY

SoFi Next 500 ETF
Ticker: SFYX

SoFi 50 ETF
Ticker: SFYF

SoFi Gig Economy ETF
Ticker: GIGE

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

SoFi Funds

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocations	3
Schedules of Investments	5
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	31
Expense Examples	38
Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements	41
Information about Proxy Voting	44
Information about the Portfolio Holdings	44
Frequency Distribution of Premiums and Discounts	44
Information about the Funds’ Trustees	44

SoFi Funds

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “Index”). SFY, via its Index, is composed of 500 of the largest publicly traded U.S. companies. The strategy utilizes a proprietary mix of market capitalization and fundamental factors, weighting each company based on three proprietary key growth signals—not traditional market capitalization as many indexed exchange trade funds (“ETFs”) do. Constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. The information presented in this report relates to the since inception performance ended August 31, 2019, the current fiscal period.

Since the inception date of April 10, 2019, SFY generated a total return of 1.74% (NAV) and 1.68% (Market). This compares to the 1.73% total return of its Index, and the 2.12% total return of the benchmark, the S&P 500 Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials, Energy, and Financials were the leading contributors while Consumer Discretionary, Utilities, and Materials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Worldpay Inc., Chevron, and Walmart. Conversely, the leading detractors included Amazon, Netflix, Tesla, and Proctor & Gamble.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “Index”). The Index follows a rules-based methodology that tracks the performance of the 500 smallest of the 1,000 largest U.S.-listed companies weighted based on a proprietary mix of their market capitalization and fundamental factors. The information presented in this report relates to the since inception performance ended August 31, 2019, the current fiscal period.

Since the inception date of April 10, 2019, SFYX generated a total return of -1.33% (NAV) and -1.36% (Market). This compares to the -1.31% total return of its Index, and the -2.65% total return of the benchmark, the S&P MidCap 400 Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Real Estate was the only positive sector and therefore leading contributor while Information Technology, Consumer Staples, and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Roku, Altice USA Inc., and Exact Sciences Corp. Conversely, the leading detractors included Chemours, Bluebird Bio, and EQT Corp.

The SoFi 50 ETF

The SoFi 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 50 Growth Index (the “Index”). The Index follows a rules-based methodology that tracks the performance of an equal-weighted portfolio of 50 of the 1,000 largest U.S.-listed companies based on a proprietary composite score calculated based on certain fundamental factors. A proprietary composite score is then calculated for each company in the Eligible Universe based on three growth-oriented fundamental factors of each company: trailing 12-month sales growth, trailing 12-month earnings per share (“EPS”) growth, and 12-month forward-looking EPS growth consensus estimates. For each factor, the scores for all companies in the Eligible Universe are adjusted to account for outliers, and each company’s score is calculated relative to the average score for that factor. The information presented in this report relates to the since inception performance ended August 31, 2019, the current fiscal period.

Since the inception date of May 8, 2019, SFYF generated a total return of -5.37% (NAV) and -5.35% (Market). This compares to the -5.30% total return of its Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Real Estate were the leading contributors while Energy, Information Technology, and Materials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Haemonetics Corp, Neurocrine Biosciences, and Altice USA. Conversely, the leading detractors included DXC Technology, Concho Resources and Occidental Petroleum.

The SoFi Gig Economy ETF

The SoFi Gig Economy ETF (“GIGE”) is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in a portfolio of companies listed around the world that Toroso Investments, LLC, GIGE’s investment adviser (the “Adviser”), considers part of the “gig economy”. The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create

1

SoFi Funds

their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform. The information presented in this report relates to the since inception performance ended August 31, 2019, the current fiscal period.

Since the inception date of May 8, 2019, GIGE generated a total return of -6.27% (NAV) and -6.25% (Market).

From a sector perspective, based on performance attribution to the overall portfolio, Energy was the only sector with a positive contribution to overall performance. While Communication Services, Industrials, and Information Technology detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Pinduoduo Inc. - ADR, Pinterest, Shopify, and JD.com. Conversely, the leading detractors included Jumia Technologies - ADR, Baidu, Tian GE Interactive Holdings, and Uber.

Past performance does not guarantee future results.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting www.sofi.com/invest/etfs. Please read the prospectus carefully before you invest.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a fund’s holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is new and has a limited operating history. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because the Fund may invest in a single sector, country or industry, its shares do not represent a complete investment program. As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

Holdings are subject to change.

SoFi ETFs are distributed by Foreside Fund Services, LLC. Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, the Adviser, the Sub-Adviser, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the SoFi Funds. SoFi has provided support in developing the methodology used by each Index ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

2

SoFi Funds

SoFi Select 500 ETF Portfolio Allocations at August 31, 2019 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	19.4%
Communications	19.3
Technology	18.7
Financial	16.7
Consumer (Cyclical)	8.2
Industrial	7.7
Energy	5.4
Utilities	2.7
Basic Materials	1.7
Cash & Cash Equivalents (1)	0.2
Total	100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

SoFi Next 500 ETF Portfolio Allocations at August 31, 2019 (Unaudited)

Sector	% of Net Assets
Financial	25.5%
Consumer (Non-Cyclical)	19.4
Industrial	15.6
Technology	11.2
Consumer (Cyclical)	11.1
Communications	7.9
Basic Materials	3.5
Energy	2.9
Utilities	2.7
Cash & Cash Equivalents (1)	0.2
Total	100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

3

SoFi Funds

SoFi 50 ETF Portfolio Allocations at August 31, 2019 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	27.6%
Energy	19.7
Financial	15.5
Communications	12.5
Technology	10.4
Industrial	6.4
Consumer (Cyclical)	6.1
Basic Materials	1.6
Cash & Cash Equivalents (1)	0.2
Total	100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

SoFi GIg Economy ETF Portfolio Allocations at August 31, 2019 (Unaudited)

Sector	% of Net Assets
Communications	62.2%
Technology	19.0
Consumer (Non-Cyclical)	11.4
Financial	4.5
Industrial	2.1
Cash & Cash Equivalents (1)	0.5
Consumer (Cyclical)	0.3
Total	100.0%

(1)	Represents cash, short-term investments and other liabilities in excess of assets.

4

SoFi Select 500 ETF

Schedule of Investments at August 31, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.1%
The Interpublic Group of Companies, Inc.	729	$14,493
Omnicom Group, Inc.	352	26,773
		41,266
Aerospace & Defense - 2.3%
Arconic, Inc.	524	13,540
The Boeing Co.	1,098	399,771
General Dynamics Corp.	539	103,094
L3Harris Technologies, Inc.	332	70,188
Lockheed Martin Corp.	477	183,220
Northrop Grumman Corp.	325	119,558
Raytheon Co.	524	97,108
TransDigm Group, Inc.	105	56,524
United Technologies Corp.	1,479	192,625
		1,235,628
Agriculture - 0.7%
Altria Group, Inc.	2,997	131,089
Archer-Daniels-Midland Co.	898	34,169
Philip Morris International, Inc.	2,734	197,094
		362,352
Airlines - 0.4%
Alaska Air Group, Inc.	238	14,213
American Airlines Group, Inc.	747	19,654
Delta Air Lines, Inc.	1,150	66,539
Southwest Airlines Co.	889	46,513
United Airlines Holdings, Inc. (1)	459	38,698
		185,617
Apparel - 0.5%
Kontoor Brands, Inc.	88	3,013
Nike, Inc. - Class B	2,170	183,365
PVH Corp.	149	11,294
Tapestry, Inc.	687	14,187
VF Corp.	706	57,857
		269,716
Auto Manufacturers - 0.7%
Ford Motor Co.	5,844	53,589
General Motors Co.	1,984	73,587
PACCAR, Inc.	816	53,497
Tesla, Inc. (1)	737	166,275
		346,948
Auto Parts & Equipment - 0.1%
BorgWarner, Inc.	715	23,331
Lear Corp.	116	13,022
		36,353

	Shares	Value
Banks - 5.5%
Bank of America Corp.	18,359	$505,056
The Bank of New York Mellon Corp.	1,795	75,498
BB&T Corp.	1,372	65,376
Citigroup, Inc.	4,316	277,734
Citizens Financial Group, Inc.	890	30,028
Comerica, Inc.	337	20,776
Fifth Third Bancorp	1,293	34,200
First Republic Bank	385	34,542
The Goldman Sachs Group, Inc.	782	159,458
Huntington Bancshares, Inc.	2,321	30,753
JPMorgan Chase & Co.	5,921	650,481
KeyCorp	2,240	37,184
M&T Bank Corp.	245	35,821
Morgan Stanley	3,483	144,510
Northern Trust Corp.	431	37,898
The PNC Financial Services Group, Inc.	857	110,493
Regions Financial Corp.	1,848	27,018
State Street Corp.	745	38,226
SunTrust Banks, Inc.	792	48,716
SVB Financial Group (1)	150	29,193
US Bancorp	2,717	143,159
Wells Fargo & Co.	7,342	341,917
		2,878,037
Beverages - 1.7%
Brown-Forman Corp. - Class B	545	32,150
The Coca-Cola Co.	5,618	309,215
Constellation Brands, Inc. - Class A	308	62,940
Keurig Dr Pepper, Inc.	2,318	63,235
Molson Coors Brewing Co. - Class B	493	25,320
Monster Beverage Corp. (1)	1,016	59,609
PepsiCo, Inc.	2,439	333,484
		885,953
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (1)	728	73,353
Alnylam Pharmaceuticals, Inc. (1)	234	18,882
Amgen, Inc.	1,047	218,425
Biogen, Inc. (1)	363	79,769
BioMarin Pharmaceutical, Inc. (1)	291	21,842
Celgene Corp. (1)	1,701	164,657
Corteva, Inc.	2,252	66,029
Gilead Sciences, Inc.	1,577	100,203
Illumina, Inc. (1)	335	94,249
Incyte Corp. (1)	431	35,264
Regeneron Pharmaceuticals, Inc. (1)	283	82,084

The accompanying notes are an integral part of these financial statements.

5

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Biotechnology - 2.1% (Continued)
Vertex Pharmaceuticals, Inc. (1)	971	$174,799
		1,129,556
Building Materials - 0.2%
Johnson Controls International PLC	955	40,769
Martin Marietta Materials, Inc.	108	27,407
Masco Corp.	540	21,994
Vulcan Materials Co.	245	34,607
		124,777
Chemicals - 1.4%
Air Products & Chemicals, Inc.	362	81,783
Albemarle Corp.	259	15,988
Celanese Corp.	276	31,290
DuPont de Nemours, Inc.	2,252	152,978
Eastman Chemical Co.	253	16,539
Ecolab, Inc.	527	108,725
FMC Corp.	418	36,086
International Flavors & Fragrances, Inc.	209	22,938
LyondellBasell Industries NV	851	65,850
The Mosaic Co.	1,487	27,346
PPG Industries, Inc.	441	48,858
The Sherwin-Williams Co.	217	114,305
Westlake Chemical Corp.	379	22,206
		744,892
Commercial Services - 2.3%
Automatic Data Processing, Inc.	788	133,834
Cintas Corp.	227	59,882
CoStar Group, Inc. (1)	106	65,176
Equifax, Inc.	186	27,227
FleetCor Technologies, Inc. (1)	192	57,293
Gartner, Inc. (1)	232	31,011
Global Payments, Inc.	264	43,819
IHS Markit Ltd. (1)	1,226	80,438
Moody’s Corp.	436	93,993
Nielsen Holdings PLC	437	9,072
PayPal Holdings, Inc. (1)	2,733	298,034
Rollins, Inc.	681	22,343
S&P Global, Inc.	405	105,377
Square, Inc. - Class A (1)	795	49,163
Total System Services, Inc.	267	35,837
TransUnion	446	37,308
United Rentals, Inc. (1)	172	19,360
Verisk Analytics, Inc.	330	53,308
		1,222,475
Computers - 4.8%
Accenture PLC - Class A	1,162	230,274

	Shares	Value
Computers - 4.8% (Continued)
Amdocs Ltd.	219	$14,178
Apple, Inc.	8,702	1,816,456
Cognizant Technology Solutions Corp.	1,055	64,766
DXC Technology Co.	456	15,148
Fortinet, Inc. (1)	630	49,883
Hewlett Packard Enterprise Co.	1,878	25,954
HP, Inc.	3,155	57,705
International Business Machines Corp.	1,353	183,372
NetApp, Inc.	527	25,328
Seagate Technology PLC	536	26,913
Western Digital Corp.	331	18,956
		2,528,933
Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	1,293	95,876
Coty, Inc.	2,888	27,580
The Estee Lauder Company, Inc. - Class A	439	86,918
The Procter & Gamble Co.	4,044	486,210
		696,584
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	474	35,735
Fastenal Co.	1,185	36,284
LKQ Corp. (1)	659	17,312
WW Grainger, Inc.	109	29,828
		119,159
Diversified Financial Services - 4.9%
Alliance Data Systems Corp.	104	12,787
Ally Financial, Inc.	664	20,816
American Express Co.	1,608	193,555
Ameriprise Financial, Inc.	313	40,371
BlackRock, Inc.	312	131,839
Capital One Financial Corp.	850	73,627
Cboe Global Markets, Inc.	462	55,052
The Charles Schwab Corp.	3,251	124,416
CME Group, Inc. - Class A	706	153,407
Discover Financial Services	574	45,903
E*TRADE Financial Corp.	631	26,338
Franklin Resources, Inc.	751	19,736
Intercontinental Exchange, Inc.	860	80,393
Invesco Ltd.	661	10,377
Mastercard, Inc. - Class A	2,254	634,208
Nasdaq, Inc.	376	37,540
Raymond James Financial, Inc.	298	23,396
Synchrony Financial	1,307	41,889
T. Rowe Price Group, Inc.	500	55,310
TD Ameritrade Holding Corp.	1,797	79,805

The accompanying notes are an integral part of these financial statements.

6

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Diversified Financial Services - 4.9% (Continued)
Visa, Inc. - Class A	4,014	$725,811
The Western Union Co.	974	21,545
		2,608,121
Electric - 2.6%
AES Corp.	534	8,186
Alliant Energy Corp.	381	19,983
Ameren Corp.	378	29,163
American Electric Power Co., Inc.	936	85,316
Avangrid, Inc.	496	25,068
CenterPoint Energy, Inc.	981	27,164
CMS Energy Corp.	458	28,877
Consolidated Edison, Inc.	452	40,183
Dominion Energy, Inc.	1,333	103,481
DTE Energy Co.	354	45,900
Duke Energy Corp.	1,231	114,163
Edison International	435	31,437
Entergy Corp.	228	25,727
Evergy, Inc.	742	48,230
Eversource Energy	532	42,629
Exelon Corp.	1,578	74,576
FirstEnergy Corp.	597	27,462
NextEra Energy, Inc.	855	187,313
PG&E Corp. (1)	486	5,079
Pinnacle West Capital Corp.	176	16,775
PPL Corp.	1,177	34,780
Public Service Enterprise Group, Inc.	1,075	65,005
Sempra Energy	451	63,875
The Southern Co.	1,722	100,324
Vistra Energy Corp.	1,123	28,019
WEC Energy Group, Inc.	480	45,970
Xcel Energy, Inc.	795	51,055
		1,375,740
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	463	39,785
Emerson Electric Co.	1,149	68,469
		108,254
Electronics - 1.0%
Agilent Technologies, Inc.	624	44,373
Amphenol Corp.	650	56,901
Fortive Corp.	543	38,499
Garmin Ltd.	342	27,897
Honeywell International, Inc.	1,182	194,581
Keysight Technologies, Inc. (1)	435	42,134
Mettler-Toledo International, Inc. (1)	50	32,839
TE Connectivity Ltd.	570	51,995

	Shares	Value
Electronics - 1.0% (Continued)
Waters Corp. (1)	131	$27,758
		516,977
Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	322	22,382

Environmental Control - 0.3%
Republic Services, Inc.	535	47,749
Waste Management, Inc.	743	88,677
		136,426
Food - 1.1%
Campbell Soup Co.	333	14,985
Conagra Brands, Inc.	710	20,136
General Mills, Inc.	981	52,778
The Hershey Co.	244	38,669
Hormel Foods Corp.	875	37,284
The JM Smucker Co.	123	12,935
Kellogg Co.	590	37,052
The Kraft Heinz Co.	1,291	32,946
The Kroger Co.	1,361	32,228
McCormick & Co., Inc.	254	41,369
Mondelez International, Inc.	2,326	128,442
Sysco Corp.	904	67,194
Tyson Foods, Inc. - Class A	484	45,031
		561,049
Forest Products & Paper - 0.1%
International Paper Co.	744	29,090

Gas - 0.0% (2)
Atmos Energy Corp.	178	19,621

Hand & Machine Tools - 0.1%
Snap-on, Inc.	104	15,463
Stanley Black & Decker, Inc.	262	34,809
		50,272
Healthcare - Products - 3.9%
Abbott Laboratories	4,064	346,741
ABIOMED, Inc. (1)	161	31,084
Align Technology, Inc. (1)	210	38,453
Baxter International, Inc.	811	71,328
Becton Dickinson and Co.	602	152,860
Boston Scientific Corp. (1)	3,381	144,470
The Cooper Companies, Inc.	111	34,382
Danaher Corp.	1,151	163,546
DENTSPLY SIRONA, Inc.	229	11,942
Edwards Lifesciences Corp. (1)	385	85,408
Henry Schein, Inc. (1)	241	14,850
Hologic, Inc. (1)	363	17,921

The accompanying notes are an integral part of these financial statements.

7

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Healthcare - Products - 3.9% (Continued)
IDEXX Laboratories, Inc. (1)	169	$48,966
Intuitive Surgical, Inc. (1)	278	142,153
Medtronic PLC	2,155	232,503
ResMed, Inc.	255	35,522
Stryker Corp.	742	163,730
Teleflex, Inc.	108	39,303
Thermo Fisher Scientific, Inc.	832	238,834
Varian Medical Systems, Inc. (1)	131	13,877
Zimmer Biomet Holdings, Inc.	232	32,294
		2,060,167
Healthcare - Services - 1.7%
Anthem, Inc.	404	105,654
Centene Corp. (1)	864	40,280
DaVita, Inc. (1)	177	9,977
HCA Healthcare, Inc.	549	65,990
Humana, Inc.	211	59,757
IQVIA Holdings, Inc. (1)	573	88,901
Laboratory Corp. of America Holdings (1)	156	26,139
Quest Diagnostics, Inc.	172	17,608
UnitedHealth Group, Inc.	1,796	420,264
Universal Health Services, Inc. - Class B	132	19,085
WellCare Health Plans, Inc. (1)	116	31,406
		885,061
Home Builders - 0.2%
D.R. Horton, Inc.	798	39,477
Lennar Corp. - Class A	959	48,909
NVR, Inc. (1)	6	21,594
PulteGroup, Inc.	580	19,604
		129,584
Home Furnishings - 0.0% (2)
Whirlpool Corp.	70	9,736

Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	452	36,060
The Clorox Co.	218	34,479
Kimberly-Clark Corp.	524	73,942
		144,481
Insurance - 3.3%
Aflac, Inc.	1,113	55,850
Alleghany Corp. (1)	37	27,724
The Allstate Corp.	536	54,881
American International Group, Inc.	6,145	319,786
Aon PLC	360	70,146

	Shares	Value
Insurance - 3.3% (Continued)
Arch Capital Group Ltd. (1)	761	$30,060
Arthur J. Gallagher & Co.	349	31,658
Berkshire Hathaway, Inc. - Class B (1)	2,231	453,808
Chubb Ltd.	686	107,208
Cincinnati Financial Corp.	213	23,960
CNA Financial Corp.	431	20,313
Everest Re Group Ltd.	116	27,362
Globe Life, Inc.	172	15,353
The Hartford Financial Services Group, Inc.	585	34,094
Lincoln National Corp.	372	19,671
Loews Corp.	479	23,026
Markel Corp. (1)	21	24,005
Marsh & McLennan Companies, Inc.	873	87,204
MetLife, Inc.	789	34,953
Principal Financial Group, Inc.	482	25,652
The Progressive Corp.	1,389	105,286
Prudential Financial, Inc.	648	51,898
The Travelers Companies, Inc.	416	61,135
Unum Group	336	8,538
Willis Towers Watson PLC	224	44,345
		1,757,916
Internet - 14.2%
Alphabet, Inc. - Class A (1)	792	942,900
Alphabet, Inc. - Class C (1)	921	1,094,240
Amazon.com, Inc. (1)	1,701	3,021,469
Booking Holdings, Inc. (1)	104	204,506
CDW Corp.	272	31,416
eBay, Inc.	1,392	56,084
Expedia Group, Inc. - Class A	275	35,777
F5 Networks, Inc. (1)	107	13,774
Facebook, Inc. - Class A (1)	7,602	1,411,463
GoDaddy, Inc. - Class A (1)	161	10,198
IAC/InterActiveCorp (1)	87	22,154
Netflix, Inc. (1)	1,453	426,819
Palo Alto Networks, Inc. (1)	200	40,724
Snap, Inc. - Class A (1)	3,869	61,246
Symantec Corp.	887	20,623
Twitter, Inc. (1)	812	34,632
VeriSign, Inc. (1)	202	41,178
		7,469,203
Iron & Steel - 0.1%
Nucor Corp.	849	41,584

Leisure Time - 0.2%
Carnival Corp.	899	39,628

The accompanying notes are an integral part of these financial statements.

8

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Leisure Time - 0.2% (Continued)
Norwegian Cruise Line Holdings Ltd. (1)	434	$22,025
Royal Caribbean Cruises Ltd.	345	35,977
		97,630
Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	655	60,502
Las Vegas Sands Corp.	1,433	79,489
Marriott International, Inc.	638	80,426
MGM Resorts International	964	27,050
Wynn Resorts Ltd.	262	28,859
		276,326
Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.	664	79,016

Machinery - Diversified - 0.8%
Cummins, Inc.	357	53,289
Deere & Co.	853	132,138
Dover Corp.	222	20,810
IDEX Corp.	136	22,401
Rockwell Automation, Inc.	217	33,156
Roper Technologies, Inc.	219	80,321
Wabtec Corp.	383	26,507
Xylem, Inc.	425	32,559
		401,181
Media - 2.0%
CBS Corp. - Class B	655	27,549
Charter Communications, Inc. - Class A (1)	382	156,464
Comcast Corp. - Class A	8,228	364,171
DISH Network Corp. - Class A (1)	326	10,941
Liberty Broadband Corp. - Class C (1)	191	20,139
Sirius XM Holdings, Inc.	8,743	53,944
Viacom, Inc. - Class B	583	14,563
The Walt Disney Co.	2,943	403,956
		1,051,727
Mining - 0.2%
Freeport-McMoRan, Inc.	5,780	53,118
Newmont Goldcorp Corp.	664	26,487
		79,605
Miscellaneous Manufacturers - 1.0%
3M Co.	1,162	187,919
Eaton Corp. PLC	750	60,540
General Electric Co.	8,885	73,301
Illinois Tool Works, Inc.	579	86,769
Ingersoll-Rand PLC	388	46,983

	Shares	Value
Miscellaneous Manufacturers - 1.0% (Continued)
Parker-Hannifin Corp.	307	$50,891
Textron, Inc.	382	17,190
		523,593
Office & Business Equipment - 0.0% (2)
Xerox Holdings Corp.	314	9,103
Zebra Technologies Corp. (1)	60	12,302
		21,405
Oil & Gas - 4.5%
Apache Corp.	912	19,672
Cabot Oil & Gas Corp.	749	12,823
Chevron Corp.	6,426	756,469
Concho Resources, Inc.	1,083	79,221
ConocoPhillips	1,464	76,391
Continental Resources, Inc.	809	23,623
Devon Energy Corp.	696	15,305
Diamondback Energy, Inc.	910	89,253
EOG Resources, Inc.	1,012	75,080
Exxon Mobil Corp.	10,764	737,119
Hess Corp.	503	31,664
Marathon Oil Corp.	1,563	18,506
Marathon Petroleum Corp.	2,096	103,144
Noble Energy, Inc.	782	17,658
Occidental Petroleum Corp.	1,194	51,927
Phillips 66	1,413	139,364
Pioneer Natural Resources Co.	448	55,292
Valero Energy Corp.	1,044	78,592
		2,381,103
Oil & Gas Services - 0.3%
Baker Hughes, a GE Co. - Class A	2,033	44,096
Halliburton Co.	2,038	38,396
National Oilwell Varco, Inc.	630	12,871
Schlumberger Ltd.	2,244	72,773
		168,136
Packaging & Containers - 0.2%
Ball Corp.	627	50,417
Packaging Corp. of America	169	16,998
Westrock Co.	589	20,132
		87,547
Pharmaceuticals - 4.4%
AbbVie, Inc.	2,987	196,365
Allergan PLC	525	83,853
AmerisourceBergen Corp.	362	29,782
Bristol-Myers Squibb Co.	2,827	135,894
Cardinal Health, Inc.	348	15,009
Cigna Corp.	545	83,914
CVS Health Corp.	1,477	89,979
Eli Lilly & Co.	1,969	222,438

The accompanying notes are an integral part of these financial statements.

9

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Pharmaceuticals - 4.4% (Continued)
Johnson & Johnson	4,543	$583,139
McKesson Corp.	221	30,558
Merck & Co., Inc.	4,337	375,020
Mylan NV (1)	853	16,608
Pfizer, Inc.	9,471	336,694
Zoetis, Inc.	905	114,410
		2,313,663
Pipelines - 0.6%
Cheniere Energy, Inc. (1)	758	45,260
Kinder Morgan, Inc.	4,292	86,999
ONEOK, Inc.	1,104	78,693
Targa Resources Corp.	1,501	54,216
The Williams Companies, Inc.	970	22,892
		288,060
Private Equity - 0.0% (2)
KKR & Co., Inc. - Class A	784	20,259

Real Estate - 0.1%
CBRE Group, Inc. (1)	947	49,500

Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	115	17,232
American Tower Corp.	859	197,733
Annaly Capital Management, Inc.	4,096	33,997
AvalonBay Communities, Inc.	222	47,188
Boston Properties, Inc.	248	31,848
Crown Castle International Corp.	948	137,621
Digital Realty Trust, Inc.	445	55,015
Duke Realty Corp.	446	14,838
Equinix, Inc.	212	117,931
Equity Residential	574	48,652
Essex Property Trust, Inc.	115	36,945
Extra Space Storage, Inc.	223	27,188
Federal Realty Investment Trust	129	16,668
HCP, Inc.	597	20,722
Host Hotels & Resorts, Inc.	1,173	18,815
Invitation Homes, Inc.	1,511	43,456
Iron Mountain, Inc.	766	24,397
Mid-America Apartment Communities, Inc.	219	27,743
Prologis, Inc.	1,011	84,540
Public Storage	312	82,599
Realty Income Corp.	539	39,784
Regency Centers Corp.	635	40,964
SBA Communications Corp.	215	56,422
Simon Property Group, Inc.	520	77,449
UDR, Inc.	586	28,234

	Shares	Value
Real Estate Investment Trusts (REITs) - 2.9% (Continued)
Ventas, Inc.	541	$39,704
Vornado Realty Trust	239	14,452
Welltower, Inc.	642	57,498
Weyerhaeuser Co.	1,392	36,624
WP Carey, Inc.	276	24,785
		1,501,044
Retail - 5.3%
Advance Auto Parts, Inc.	119	16,416
AutoZone, Inc. (1)	42	46,271
Best Buy Co., Inc.	450	28,642
CarMax, Inc. (1)	280	23,318
Chipotle Mexican Grill, Inc. (1)	62	51,982
Costco Wholesale Corp.	844	248,777
Darden Restaurants, Inc.	229	27,704
Dollar General Corp.	466	72,738
Dollar Tree, Inc. (1)	277	28,124
Domino’s Pizza, Inc.	108	24,499
The Gap, Inc.	659	10,406
Genuine Parts Co.	312	28,170
The Home Depot, Inc.	2,090	476,332
Kohl’s Corp.	270	12,760
Lowe’s Company, Inc.	1,380	154,836
McDonald’s Corp.	1,072	233,664
O’Reilly Automotive, Inc. (1)	142	54,494
Ross Stores, Inc.	692	73,359
Starbucks Corp.	2,173	209,825
Target Corp.	952	101,902
Tiffany & Co.	163	13,834
The TJX Companies, Inc.	2,349	129,125
Tractor Supply Co.	224	22,821
Ulta Beauty, Inc. (1)	134	31,856
Walgreens Boots Alliance, Inc.	1,729	88,508
Walmart, Inc.	4,657	532,109
Yum! Brands, Inc.	408	47,646
		2,790,118
Semiconductors - 4.1%
Advanced Micro Devices, Inc. (1)	2,203	69,284
Analog Devices, Inc.	1,084	119,056
Applied Materials, Inc.	2,091	100,410
Broadcom, Inc.	404	114,187
Intel Corp.	10,744	509,373
IPG Photonics Corp. (1)	118	14,600
KLA Corp.	338	49,990
Lam Research Corp.	421	88,625
Marvell Technology Group Ltd.	832	19,943
Maxim Integrated Products, Inc.	474	25,852
Microchip Technology, Inc.	681	58,791
Micron Technology, Inc. (1)	5,929	268,406

The accompanying notes are an integral part of these financial statements.

10

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Semiconductors - 4.1% (Continued)
NVIDIA Corp.	1,801	$301,685
Qorvo, Inc. (1)	145	10,357
QUALCOMM, Inc.	1,576	122,566
Skyworks Solutions, Inc.	257	19,344
Texas Instruments, Inc.	1,785	220,894
Xilinx, Inc.	590	61,395
		2,174,758
Software - 9.7%
Activision Blizzard, Inc.	1,300	65,780
Adobe, Inc. (1)	1,260	358,483
Akamai Technologies, Inc. (1)	281	25,045
ANSYS, Inc. (1)	170	35,115
Autodesk, Inc. (1)	312	44,560
Broadridge Financial Solutions, Inc.	210	27,182
Cadence Design Systems, Inc. (1)	552	37,801
Cerner Corp.	493	33,973
Citrix Systems, Inc.	187	17,387
Electronic Arts, Inc. (1)	522	48,901
Fidelity National Information Services, Inc.	2,706	368,611
Fiserv, Inc. (1)	898	96,032
Intuit, Inc.	599	172,728
Microsoft Corp.	17,829	2,457,906
MSCI, Inc.	187	43,876
Oracle Corp.	5,548	288,829
Paychex, Inc.	628	51,308
salesforce.com, Inc. (1)	2,973	463,996
ServiceNow, Inc. (1)	366	95,833
Splunk, Inc. (1)	358	40,031
SS&C Technologies Holdings, Inc.	1,106	51,551
Synopsys, Inc. (1)	319	45,237
Take-Two Interactive Software, Inc. (1)	362	47,773
Twilio, Inc. - Class A (1)	393	51,275
Veeva Systems, Inc. - Class A (1)	300	48,114
VMware, Inc. - Class A	222	31,400
Workday, Inc. - Class A (1)	406	71,976
		5,120,703
Telecommunications - 3.0%
Arista Networks, Inc. (1)	250	56,655
AT&T, Inc.	13,375	471,603
CenturyLink, Inc.	1,502	17,093
Cisco Systems, Inc.	7,503	351,215
Corning, Inc.	1,403	39,074
Juniper Networks, Inc.	482	11,163
Motorola Solutions, Inc.	330	59,700

	Shares	Value
Telecommunications - 3.0% (Continued)
Sprint Corp. (1)	5,561	$37,759
T-Mobile US, Inc. (1)	1,601	124,958
Ubiquiti, Inc.	146	16,134
Verizon Communications, Inc.	7,191	418,229
		1,603,583
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	64	7,609

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	146	16,129

Transportation - 1.5%
CH Robinson Worldwide, Inc.	295	24,925
CSX Corp.	1,502	100,664
Expeditors International of Washington, Inc.	383	27,231
FedEx Corp.	627	99,448
JB Hunt Transport Services, Inc.	238	25,714
Kansas City Southern	175	22,015
Norfolk Southern Corp.	510	88,765
Old Dominion Freight Line, Inc.	210	34,390
Union Pacific Corp.	1,248	202,126
United Parcel Service, Inc. - Class B	1,470	174,430
		799,708
Water - 0.1%
American Water Works Co., Inc.	279	35,522
Total Common Stocks
(Cost $52,704,228)		52,621,835

Short-Term Investments - 0.0% (2)
Money Market Funds - 0.0% (2)
First American Government Obligations Fund - Class X, 2.033% (3)	19,432	19,432
Total Short-Term Investments
(Cost $19,432)		19,432

Total Investments in Securities - 99.8%
(Cost $52,723,660)		52,641,267
Other Assets in Excess of Liabilities - 0.2%		93,743
Total Net Assets - 100.0%		$52,735,010

(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of these financial statements.

11

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.5%
The Trade Desk, Inc. - Class A (1)	140	$34,408

Aerospace & Defense - 1.0%
Barnes Group, Inc.	104	4,664
HEICO Corp.	128	18,518
Spirit AeroSystems Holdings, Inc.	218	17,571
Teledyne Technologies, Inc. (1)	98	30,242
		70,995
Agriculture - 0.2%
Bunge Ltd.	281	15,008

Airlines - 0.2%
JetBlue Airways Corp. (1)	597	10,340
Spirit Airlines, Inc. (1)	183	6,870
		17,210
Apparel - 1.2%
Capri Holdings Ltd. (1)	332	8,758
Carter’s, Inc.	92	8,416
Columbia Sportswear Co.	168	15,757
Deckers Outdoor Corp. (1)	118	17,399
Hanesbrands, Inc.	788	10,764
Ralph Lauren Corp. - Class A	66	5,831
Skechers U.S.A., Inc. - Class A (1)	346	10,954
Under Armour, Inc. - Class A (1)	284	5,285
		83,164
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	176	4,048

Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	374	16,617
Dana, Inc.	369	4,697
The Goodyear Tire & Rubber Co.	477	5,471
WABCO Holdings, Inc. (1)	129	17,223
		44,008
Banks - 4.9%
Associated Banc-Corp	423	8,139
Bank of Hawaii Corp.	85	7,028
Bank OZK	298	7,688
BankUnited, Inc.	230	7,305
BOK Financial Corp.	170	12,944
CIT Group, Inc.	98	4,174
Commerce Bancshares, Inc.	245	13,982
Cullen/Frost Bankers, Inc.	148	12,285
East West Bancorp, Inc.	365	15,012

	Shares	Value
Banks - 4.9% (Continued)
First Citizens BancShares, Inc. - Class A	24	$10,670
First Financial Bankshares, Inc.	312	9,553
First Hawaiian, Inc.	313	8,044
First Horizon National Corp.	1,036	16,400
FNB Corp.	926	9,954
Hancock Whitney Corp.	217	7,619
Home BancShares, Inc.	449	7,956
IBERIABANK Corp.	143	9,866
PacWest Bancorp	269	9,168
Pinnacle Financial Partners, Inc.	315	16,591
Prosperity Bancshares, Inc.	143	9,284
Signature Bank	133	15,514
Synovus Financial Corp.	402	14,287
TCF Financial Corp.	436	16,812
Texas Capital Bancshares, Inc. (1)	129	6,951
UMB Financial Corp.	101	6,294
Umpqua Holdings Corp.	493	7,745
United Bankshares, Inc.	282	10,400
Valley National Bancorp	912	9,585
Webster Financial Corp.	218	9,758
Western Alliance Bancorp	254	11,029
Wintrust Financial Corp.	143	8,985
Zions Bancorp N.A.	445	18,285
		339,307
Biotechnology - 4.5%
Bio-Rad Laboratories, Inc. - Class A (1)	100	33,771
Bluebird Bio, Inc. (1)	298	30,786
Exact Sciences Corp. (1)	609	72,605
Exelixis, Inc. (1)	2,348	46,608
FibroGen, Inc. (1)	186	8,307
Ionis Pharmaceuticals, Inc. (1)	163	10,303
Nektar Therapeutics (1)	612	10,753
Sage Therapeutics, Inc. (1)	113	19,399
Seattle Genetics, Inc. (1)	455	33,051
Spark Therapeutics, Inc. (1)	199	19,385
Ultragenyx Pharmaceutical, Inc. (1)	286	15,578
United Therapeutics Corp. (1)	84	6,935
		307,481
Building Materials - 1.4%
Armstrong World Industries, Inc.	88	8,401
Eagle Materials, Inc.	91	7,661
Fortune Brands Home & Security, Inc.	269	13,735
Lennox International, Inc.	84	21,318
Louisiana-Pacific Corp.	312	7,501
MDU Resources Group, Inc.	396	10,648
Owens Corning	258	14,799

The accompanying notes are an integral part of these financial statements.

12

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Building Materials - 1.4% (Continued)
Trex Co., Inc. (1)	182	$15,567
		99,630
Chemicals - 2.6%
Ashland Global Holdings, Inc.	121	8,862
Axalta Coating Systems Ltd. (1)	658	19,003
Cabot Corp.	150	6,000
CF Industries Holdings, Inc.	452	21,782
The Chemours Co.	840	11,903
Huntsman Corp.	561	11,175
Ingevity Corp. (1)	132	10,054
NewMarket Corp.	25	11,869
Olin Corp.	733	12,446
RPM International, Inc.	299	20,233
Sensient Technologies Corp.	85	5,552
Univar, Inc. (1)	256	4,954
Valvoline, Inc.	417	9,424
Versum Materials, Inc.	270	14,040
WR Grace & Co.	160	10,834
		178,131
Coal - 0.0% (2)
Peabody Energy Corp.	177	3,262

Commercial Services - 5.2%
2U, Inc. (1)	191	3,415
AMERCO	42	14,768
ASGN, Inc. (1)	154	9,620
Booz Allen Hamilton Holding Corp.	310	23,408
Bright Horizons Family Solutions, Inc. (1)	130	21,456
The Brink’s Co.	74	5,569
Chegg, Inc. (1)	213	8,443
CoreLogic, Inc. (1)	164	7,938
Euronet Worldwide, Inc. (1)	131	20,061
Grand Canyon Education, Inc. (1)	103	12,937
H&R Block, Inc.	426	10,318
HealthEquity, Inc. (1)	163	9,676
Insperity, Inc.	119	11,788
LiveRamp Holdings, Inc. (1)	64	2,711
Macquarie Infrastructure Corp.	191	7,224
ManpowerGroup, Inc.	114	9,318
MarketAxess Holdings, Inc.	75	29,822
Morningstar, Inc.	90	14,542
Paylocity Holding Corp. (1)	238	25,994
Quanta Services, Inc.	354	12,001
Robert Half International, Inc.	297	15,881
Sabre Corp.	636	15,035

	Shares	Value
Commercial Services - 5.2% (Continued)
Service Corp. International	378	$17,501
ServiceMaster Global Holdings, Inc. (1)	185	10,552
TriNet Group, Inc. (1)	161	10,808
WEX, Inc. (1)	127	25,978
		356,764
Computers - 2.4%
CACI International, Inc. (1)	57	12,671
EPAM Systems, Inc. (1)	154	29,465
Genpact Ltd.	415	16,998
Leidos Holdings, Inc.	324	28,305
Lumentum Holdings, Inc. (1)	128	7,137
MAXIMUS, Inc.	120	9,233
NCR Corp. (1)	174	5,483
Nutanix, Inc. - Class A (1)	428	10,370
Pure Storage, Inc. (1)	667	10,859
Science Applications International Corp.	118	10,385
Zscaler, Inc. (1)	388	26,671
		167,577
Distribution & Wholesale - 0.9%
HD Supply Holdings, Inc. (1)	311	12,101
IAA, Inc. (1)	298	14,557
KAR Auction Services, Inc.	298	7,915
Pool Corp.	86	16,889
Watsco, Inc.	68	11,121
		62,583
Diversified Financial Services - 3.1%
Affiliated Managers Group, Inc.	108	8,276
Air Lease Corp.	254	10,551
Credit Acceptance Corp. (1)	44	19,917
Eaton Vance Corp.	258	11,125
Evercore, Inc. - Class A	103	8,215
Federated Investors, Inc. - Class B	201	6,440
Interactive Brokers Group, Inc. - Class A	246	11,611
Jefferies Financial Group, Inc.	500	9,320
Lazard Ltd.	275	9,444
Legg Mason, Inc.	121	4,452
LendingTree, Inc. (1)	44	13,644
LPL Financial Holdings, Inc.	231	17,313
Navient Corp.	430	5,478
OneMain Holdings, Inc.	410	14,699
Santander Consumer USA Holdings, Inc.	815	21,280
SEI Investments Co.	381	21,911
SLM Corp.	1,226	10,347
Stifel Financial Corp.	198	10,577
		214,600

The accompanying notes are an integral part of these financial statements.

13

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Electric - 1.2%
ALLETE, Inc.	109	$9,345
Black Hills Corp.	144	11,046
Hawaiian Electric Industries, Inc.	227	10,079
IDACORP, Inc.	101	11,091
NRG Energy, Inc.	454	16,526
OGE Energy Corp.	422	18,091
Portland General Electric Co.	169	9,614
		85,792
Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	88	11,036
Energizer Holdings, Inc.	141	5,429
EnerSys	94	5,264
Hubbell, Inc.	128	16,786
Littelfuse, Inc.	71	11,081
Universal Display Corp.	113	23,218
		72,814
Electronics - 3.0%
ADT, Inc.	1,845	8,782
Allegion PLC	213	20,505
Arrow Electronics, Inc. (1)	200	13,840
Avnet, Inc.	158	6,619
Coherent, Inc. (1)	80	11,597
FLIR Systems, Inc.	262	12,909
Gentex Corp.	506	13,459
Jabil, Inc.	385	11,092
National Instruments Corp.	310	13,020
PerkinElmer, Inc.	259	21,419
Sensata Technologies Holding PLC (1)	384	17,503
SYNNEX Corp.	130	10,895
Tech Data Corp. (1)	91	8,438
Trimble, Inc. (1)	661	24,801
Woodward, Inc.	122	13,158
		208,037
Energy - Alternate Sources - 0.2%
First Solar, Inc. (1)	171	10,614

Engineering & Construction - 1.1%
AECOM (1)	380	13,482
EMCOR Group, Inc.	108	9,443
Fluor Corp.	289	5,107
Jacobs Engineering Group, Inc.	400	35,544
MasTec, Inc. (1)	188	11,820
		75,396

	Shares	Value
Entertainment - 1.3%
Churchill Downs, Inc.	72	$8,875
Cinemark Holdings, Inc.	233	8,891
Eldorado Resorts, Inc. (1)	378	14,557
International Game Technology PLC	295	3,534
The Madison Square Garden Co. - Class A (1)	44	11,103
Marriott Vacations Worldwide Corp.	144	14,197
Six Flags Entertainment Corp.	191	11,301
Vail Resorts, Inc.	85	20,084
		92,542
Environmental Control - 0.2%
Clean Harbors, Inc. (1)	98	7,208
Stericycle, Inc. (1)	132	5,925
		13,133
Food - 1.9%
Flowers Foods, Inc.	421	9,599
Ingredion, Inc.	131	10,122
Lamb Weston Holdings, Inc.	323	22,736
Lancaster Colony Corp.	58	8,462
Performance Food Group Co. (1)	241	11,276
Pilgrim’s Pride Corp. (1)	556	17,325
Post Holdings, Inc. (1)	214	21,334
Seaboard Corp.	2	8,260
US Foods Holding Corp. (1)	470	19,012
		128,126
Food Service - 0.3%
Aramark	569	23,249

Gas - 1.3%
National Fuel Gas Co.	192	8,974
New Jersey Resources Corp.	217	9,925
NiSource, Inc.	574	16,962
ONE Gas, Inc.	116	10,627
Southwest Gas Holdings, Inc.	127	11,586
Spire, Inc.	104	8,830
UGI Corp.	401	19,517
		86,421
Hand & Machine Tools - 0.6%
Colfax Corp. (1)	247	6,718
Kennametal, Inc.	107	3,198
Lincoln Electric Holdings, Inc.	159	13,127
MSA Safety, Inc.	85	8,979
Regal Beloit Corp.	89	6,310
		38,332

The accompanying notes are an integral part of these financial statements.

14

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Healthcare - Products - 2.9%
Bio-Techne Corp.	86	$16,475
Bruker Corp.	344	14,851
Haemonetics Corp. (1)	87	11,617
Hill-Rom Holdings, Inc.	146	15,721
ICU Medical, Inc. (1)	99	16,013
Insulet Corp. (1)	173	26,671
Integra LifeSciences Holdings Corp. (1)	233	13,985
LivaNova PLC (1)	172	13,352
Masimo Corp. (1)	106	16,245
Penumbra, Inc. (1)	92	13,391
QIAGEN NV (1)	562	19,496
West Pharmaceutical Services, Inc.	144	20,946
		198,763
Healthcare - Services - 1.8%
Amedisys, Inc. (1)	76	9,782
Catalent, Inc. (1)	344	18,142
Charles River Laboratories International, Inc. (1)	114	14,957
Chemed Corp.	34	14,601
Encompass Health Corp.	196	11,915
Molina Healthcare, Inc. (1)	199	25,926
Syneos Health, Inc. (1)	582	30,572
		125,895
Home Builders - 0.3%
Thor Industries, Inc.	119	5,463
Toll Brothers, Inc.	374	13,535
		18,998
Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	141	8,680
Leggett & Platt, Inc.	295	10,971
		19,651
Household Products & Wares - 0.3%
Avery Dennison Corp.	196	22,652

Housewares - 0.5%
Newell Brands, Inc.	482	8,001
The Scotts Miracle-Gro Co.	103	10,951
The Toro Co.	226	16,274
		35,226
Insurance - 4.8%
American Financial Group, Inc.	183	18,477
American National Insurance Co.	57	6,502
Assurant, Inc.	137	16,851
Assured Guaranty Ltd.	183	7,787

	Shares	Value
Insurance - 4.8% (Continued)
Athene Holding Ltd. - Class A (1)	364	$14,145
Axis Capital Holdings Ltd.	258	15,839
Brighthouse Financial, Inc. (1)	191	6,735
Brown & Brown, Inc.	605	22,318
Erie Indemnity Co. - Class A	115	25,221
Essent Group Ltd.	260	12,610
Fidelity National Financial, Inc.	562	24,694
First American Financial Corp.	225	13,151
The Hanover Insurance Group, Inc.	88	11,717
Kemper Corp.	295	20,644
MGIC Investment Corp.	724	9,159
Old Republic International Corp.	589	13,759
Primerica, Inc.	93	11,083
Radian Group, Inc.	444	10,012
Reinsurance Group of America, Inc.	130	20,016
Selective Insurance Group, Inc.	120	9,556
Voya Financial, Inc.	246	12,133
White Mountains Insurance Group Ltd.	3	3,182
WR Berkley Corp.	358	25,507
		331,098
Internet - 3.3%
Etsy, Inc. (1)	214	11,297
GrubHub, Inc. (1)	273	16,200
Match Group, Inc. - Class A	187	15,858
Okta, Inc. - Class A (1)	323	40,860
Proofpoint, Inc. (1)	145	16,473
RingCentral, Inc. - Class A (1)	145	20,464
Roku, Inc. - Class A (1)	260	39,354
TripAdvisor, Inc. - Class A (1)	262	9,953
Wayfair, Inc. - Class A (1)	199	22,435
Zendesk, Inc. (1)	296	23,739
Zillow Group, Inc. - Class C (1)	374	12,877
		229,510
Iron & Steel - 0.5%
Reliance Steel & Aluminum Co.	171	16,626
Steel Dynamics, Inc.	672	18,144
United States Steel Corp.	272	3,011
		37,781
Leisure Time - 0.7%
Brunswick Corp.	199	9,273
Harley-Davidson, Inc.	352	11,229
Planet Fitness, Inc. - Class A (1)	259	18,288
Polaris, Inc.	157	12,877
		51,667

The accompanying notes are an integral part of these financial statements.

15

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Lodging - 0.9%
Boyd Gaming Corp.	245	$5,890
Caesars Entertainment Corp. (1)	1,936	22,283
Choice Hotels International, Inc.	118	10,736
Hilton Grand Vacations, Inc. (1)	228	7,699
Hyatt Hotels Corp. - Class A	87	6,277
Wyndham Destinations, Inc.	150	6,651
		59,536
Machinery - Construction & Mining - 0.4%
BWX Technologies, Inc.	213	12,610
Oshkosh Corp.	183	12,859
		25,469
Machinery - Diversified - 2.3%
AGCO Corp.	201	13,893
Cognex Corp.	504	22,720
Crane Co.	160	12,198
Curtiss-Wright Corp.	89	10,915
Flowserve Corp.	269	11,481
Gardner Denver Holdings, Inc. (1)	191	5,478
Gates Industrial Corp. PLC (1)	1,000	8,700
Graco, Inc.	576	26,248
GrafTech International Ltd.	1,019	12,422
The Middleby Corp. (1)	127	13,927
Nordson Corp.	127	17,267
		155,249
Media - 2.9%
Altice USA, Inc. - Class A (1)	2,690	77,687
Cable One, Inc.	14	18,167
Discovery, Inc. - Class A (1)	476	13,138
FactSet Research Systems, Inc.	78	21,223
The New York Times Co. - Class A	402	11,738
News Corp. - Class A	1,316	18,095
Nexstar Media Group, Inc.	205	20,272
Tribune Media Co. - Class A	93	4,332
World Wrestling Entertainment, Inc. - Class A	164	11,715
		196,367
Metal Fabricate & Hardware - 0.2%
The Timken Co.	189	7,594
Valmont Industries, Inc.	44	5,962
		13,556
Mining - 0.3%
Alcoa Corp. (1)	424	7,603
Royal Gold, Inc.	114	15,205
		22,808

	Shares	Value
Miscellaneous Manufacturers - 1.5%
AO Smith Corp.	336	$15,631
AptarGroup, Inc.	133	16,255
Axon Enterprise, Inc. (1)	157	9,415
Carlisle Companies, Inc.	118	17,105
Donaldson Co., Inc.	290	14,025
Hexcel Corp.	169	14,221
ITT, Inc.	204	11,612
Trinity Industries, Inc.	232	4,053
		102,317
Oil & Gas - 2.2%
Chesapeake Energy Corp. (1)	3,267	4,705
Cimarex Energy Co.	140	5,989
CVR Energy, Inc.	346	13,764
Delek US Holdings, Inc.	216	7,074
EQT Corp.	1,512	15,377
Helmerich & Payne, Inc.	267	10,037
HollyFrontier Corp.	289	12,820
Murphy Oil Corp.	243	4,430
Parsley Energy, Inc. - Class A	762	13,647
PBF Energy, Inc. - Class A	327	7,750
PDC Energy, Inc. (1)	1,082	34,462
Transocean Ltd. (1)	915	4,163
WPX Energy, Inc. (1)	1,444	15,537
		149,755
Oil & Gas Services - 0.2%
Core Laboratories NV	117	4,632
Patterson-UTI Energy, Inc.	1,238	10,709
		15,341
Packaging & Containers - 1.1%
Berry Global Group, Inc. (1)	295	11,546
Crown Holdings, Inc. (1)	312	20,542
Graphic Packaging Holding Co.	675	9,322
Owens-Illinois, Inc.	315	3,203
Sealed Air Corp.	290	11,548
Silgan Holdings, Inc.	254	7,559
Sonoco Products Co.	224	12,813
		76,533
Pharmaceuticals - 2.6%
Agios Pharmaceuticals, Inc. (1)	206	7,818
Alkermes PLC (1)	397	8,329
DexCom, Inc. (1)	239	41,015
Herbalife Nutrition Ltd. (1)	310	10,673
Horizon Therapeutics PLC (1)	280	7,736
Jazz Pharmaceuticals PLC (1)	130	16,660
Neurocrine Biosciences, Inc. (1)	186	18,492

The accompanying notes are an integral part of these financial statements.

16

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Pharmaceuticals - 2.6% (Continued)
Perrigo Co. PLC	296	$13,847
PRA Health Sciences, Inc. (1)	185	18,285
Sarepta Therapeutics, Inc. (1)	420	37,863
		180,718
Pipelines - 0.3%
Plains GP Holdings L.P. - Class A	510	11,179
Tallgrass Energy L.P. - Class A	582	11,396
		22,575
Real Estate - 0.5%
The Howard Hughes Corp. (1)	98	12,375
Jones Lang LaSalle, Inc.	181	24,263
		36,638
Real Estate Investment Trusts (REITs) - 11.3%
AGNC Investment Corp.	1,784	26,528
American Campus Communities, Inc.	299	13,898
American Homes 4 Rent - Class A	986	25,222
Americold Realty Trust	163	5,936
Apple Hospitality REIT, Inc.	491	7,822
Blackstone Mortgage Trust, Inc. - Class A	359	12,493
Brixmor Property Group, Inc.	583	10,745
Camden Property Trust	196	21,217
Chimera Investment Corp.	483	9,211
CoreSite Realty Corp.	91	10,572
Cousins Properties, Inc.	435	15,094
CubeSmart	407	14,607
CyrusOne, Inc.	197	14,472
Douglas Emmett, Inc.	367	15,487
EastGroup Properties, Inc.	74	9,214
EPR Properties	194	15,181
Equity Commonwealth	206	6,934
Equity LifeStyle Properties, Inc.	177	23,845
First Industrial Realty Trust, Inc.	253	9,854
Gaming and Leisure Properties, Inc.	477	18,660
Healthcare Realty Trust, Inc.	241	8,008
Healthcare Trust of America, Inc.	666	18,888
Highwoods Properties, Inc.	229	9,895
Hospitality Properties Trust	343	8,280
Hudson Pacific Properties, Inc.	357	12,138
JBG SMITH Properties	233	8,915
Kilroy Realty Corp.	226	17,596
Kimco Realty Corp.	998	18,343
Lamar Advertising Co. - Class A	182	13,950
Liberty Property Trust	271	14,125
Life Storage, Inc.	118	12,503

	Shares	Value
Real Estate Investment Trusts (REITs) - 11.3% (Continued)
The Macerich Co.	269	$7,675
Medical Properties Trust, Inc.	1,238	23,014
MFA Financial, Inc.	1,107	7,937
National Retail Properties, Inc.	337	18,923
New Residential Investment Corp.	1,429	20,106
Omega Healthcare Investors, Inc.	418	17,004
Paramount Group, Inc.	342	4,508
Park Hotels & Resorts, Inc.	344	8,101
Pebblebrook Hotel Trust	331	8,927
PS Business Parks, Inc.	57	10,238
Rayonier, Inc.	227	6,084
Rexford Industrial Realty, Inc.	272	12,020
RLJ Lodging Trust	457	7,408
Ryman Hospitality Properties, Inc.	108	8,603
Sabra Health Care REIT, Inc.	763	16,496
SL Green Realty Corp.	166	13,317
Starwood Property Trust, Inc.	718	16,823
STORE Capital Corp.	588	22,203
Sun Communities, Inc.	228	33,698
Sunstone Hotel Investors, Inc.	442	5,808
Taubman Centers, Inc.	102	3,983
Two Harbors Investment Corp.	378	4,774
VEREIT, Inc.	1,802	17,570
VICI Properties, Inc.	2,013	44,608
Weingarten Realty Investors	310	8,212
		777,673
Retail - 3.6%
American Eagle Outfitters, Inc.	375	6,308
AutoNation, Inc. (1)	159	7,546
Burlington Stores, Inc. (1)	154	31,183
Casey’s General Stores, Inc.	85	14,267
Cracker Barrel Old Country Store, Inc.	44	7,278
Dunkin’ Brands Group, Inc.	246	20,280
FirstCash, Inc.	102	10,070
Five Below, Inc. (1)	156	19,168
Floor & Decor Holdings, Inc. (1)	280	13,782
Foot Locker, Inc.	244	8,830
L Brands, Inc.	561	9,262
Macy’s, Inc.	714	10,539
MSC Industrial Direct Co., Inc. - Class A	101	6,830
Nordstrom, Inc.	381	11,038
Nu Skin Enterprises, Inc.	91	3,696
Ollie’s Bargain Outlet Holdings, Inc. (1)	161	8,927
Penske Automotive Group, Inc.	196	8,385
Qurate Retail, Inc. - Series A (1)	889	9,521
Texas Roadhouse, Inc.	183	9,417

The accompanying notes are an integral part of these financial statements.

17

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Retail - 3.6% (Continued)
Urban Outfitters, Inc. (1)	229	$5,361
The Wendy’s Co.	635	13,970
Williams-Sonoma, Inc.	170	11,186
		246,844
Savings & Loans - 0.9%
Investors Bancorp, Inc.	645	7,160
New York Community Bancorp, Inc.	913	10,536
People’s United Financial, Inc.	1,047	15,045
Sterling Bancorp	859	16,381
TFS Financial Corp.	603	10,559
		59,681
Semiconductors - 1.8%
Cabot Microelectronics Corp.	82	10,221
Cree, Inc. (1)	247	10,604
Cypress Semiconductor Corp.	689	15,854
Entegris, Inc.	344	14,734
MKS Instruments, Inc.	170	13,309
Monolithic Power Systems, Inc.	121	18,218
ON Semiconductor Corp. (1)	1,156	20,577
Silicon Laboratories, Inc. (1)	86	9,374
Teradyne, Inc.	183	9,693
		122,584
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	90	18,810

Software - 7.0%
ACI Worldwide, Inc. (1)	243	7,237
Alteryx, Inc. - Class A (1)	161	22,935
Aspen Technology, Inc. (1)	131	17,449
Black Knight, Inc. (1)	428	26,643
Blackbaud, Inc.	115	10,462
CDK Global, Inc.	275	11,869
Ceridian HCM Holding, Inc. (1)	227	13,114
Coupa Software, Inc. (1)	166	23,062
DocuSign, Inc. (1)	577	26,940
Dropbox, Inc. - Class A (1)	620	11,098
Fair Isaac Corp. (1)	64	22,574
Guidewire Software, Inc. (1)	295	28,373
HubSpot, Inc. (1)	102	20,367
j2 Global, Inc.	129	10,913
Jack Henry & Associates, Inc.	168	24,353

	Shares	Value
Software - 7.0% (Continued)
Manhattan Associates, Inc. (1)	102	$8,428
Medidata Solutions, Inc. (1)	134	12,272
MongoDB, Inc. - Class A (1)	143	21,780
New Relic, Inc. (1)	122	6,996
Nuance Communications, Inc. (1)	661	11,111
Paycom Software, Inc. (1)	172	43,021
Pegasystems, Inc.	168	11,785
PTC, Inc. (1)	239	15,647
RealPage, Inc. (1)	288	18,337
Teradata Corp. (1)	266	8,212
Tyler Technologies, Inc. (1)	86	22,063
Verint Systems, Inc. (1)	115	6,128
Zynga, Inc. (1)	3,024	17,267
		480,436
Telecommunications - 1.2%
Ciena Corp. (1)	369	15,103
CommScope Holding Co., Inc. (1)	422	4,533
GCI Liberty, Inc. - Class A (1)	357	22,220
LogMeIn, Inc.	143	9,558
ViaSat, Inc. (1)	85	6,743
Zayo Group Holdings, Inc. (1)	720	24,235
		82,392
Toys, Games & Hobbies - 0.1%
Mattel, Inc. (1)	528	5,174

Transportation - 1.6%
Genesee & Wyoming, Inc. - Class A (1)	127	14,082
Kirby Corp. (1)	172	12,658
Knight-Swift Transportation Holdings, Inc.	1,188	40,558
Landstar System, Inc.	117	13,048
Ryder System, Inc.	131	6,310
XPO Logistics, Inc. (1)	301	21,329
		107,985
Water - 0.2%
Aqua America, Inc.	317	14,040
Total Common Stocks
(Cost $7,065,637)		6,876,354

The accompanying notes are an integral part of these financial statements.

18

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 2.033% (3)	5,216	$5,216
Total Short-Term Investments
(Cost $5,216)		5,216

Total Investments in Securities - 99.9%
(Cost $7,070,853)		6,881,570
Other Assets in Excess of Liabilities - 0.1%		7,459
Total Net Assets - 100.0%		$6,889,029

(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of these financial statements.

19

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Apparel - 2.0%
Deckers Outdoor Corp. (1)	781	$115,158

Auto Manufacturers - 1.5%
Navistar International Corp. (1)	3,730	85,790

Biotechnology - 15.2%
Bio-Rad Laboratories, Inc. - Class A (1)	411	138,799
Exact Sciences Corp. (1)	1,257	149,860
Exelixis, Inc. (1)	6,353	126,107
Ionis Pharmaceuticals, Inc. (1)	1,661	104,992
Spark Therapeutics, Inc. (1)	1,152	112,216
Ultragenyx Pharmaceutical, Inc. (1)	1,905	103,765
Vertex Pharmaceuticals, Inc. (1)	708	127,454
		863,193
Computers - 1.1%
DXC Technology Co.	1,865	61,955

Environmental Control - 2.2%
Clean Harbors, Inc. (1)	1,732	127,389

Healthcare - Products - 3.2%
Haemonetics Corp. (1)	1,370	182,936

Healthcare - Services - 4.6%
Syneos Health, Inc. (1)	2,656	139,520
Teladoc Health, Inc. (1)	2,107	121,953
		261,473
Insurance - 7.0%
Alleghany Corp. (1)	186	139,372
American International Group, Inc.	2,623	136,501
MetLife, Inc.	2,738	121,293
		397,166
Internet - 3.8%
Amazon.com, Inc. (1)	64	113,683
Cargurus, Inc. - Class A (1)	3,055	99,654
		213,337
Iron & Steel - 1.6%
United States Steel Corp.	8,029	88,881

Machinery - Construction & Mining - 1.9%
Caterpillar, Inc.	891	106,029

	Shares	Value
Media - 5.0%
Altice USA, Inc. - Class A (1)	5,296	$152,949
Liberty Broadband Corp. - Class C (1)	1,248	131,589
		284,538
Office & Business Equipment - 2.1%
Zebra Technologies Corp. (1)	596	122,198

Oil & Gas - 16.3%
Concho Resources, Inc.	1,125	82,294
CVR Energy, Inc.	2,828	112,498
Delek US Holdings, Inc.	3,483	114,068
Diamondback Energy, Inc.	1,208	118,481
EOG Resources, Inc.	1,334	98,969
Occidental Petroleum Corp.	2,161	93,960
Parsley Energy, Inc. - Class A	6,402	114,660
PDC Energy, Inc. (1)	2,931	93,352
Pioneer Natural Resources Co.	774	95,527
		923,809
Oil & Gas Services - 1.5%
Halliburton Co.	4,466	84,139

Pharmaceuticals - 4.5%
Neurocrine Biosciences, Inc. (1)	1,638	162,850
Sarepta Therapeutics, Inc. (1)	1,057	95,288
		258,138
Pipelines - 2.0%
Targa Resources Corp.	3,138	113,345

Real Estate - 1.9%
Jones Lang LaSalle, Inc.	802	107,508

Real Estate Investment Trusts (REITs) - 4.6%
Sabra Health Care REIT, Inc.	6,556	141,741
VICI Properties, Inc.	5,425	120,218
		261,959
Retail - 2.6%
The Wendy’s Co.	6,598	145,156

Savings & Loans - 2.0%
Sterling Bancorp	5,839	111,350

Software - 7.2%
DocuSign, Inc. (1)	2,189	102,205
PTC, Inc. (1)	1,390	91,003
salesforce.com, Inc. (1)	754	117,677
SS&C Technologies Holdings, Inc.	2,046	95,364
		406,249

The accompanying notes are an integral part of these financial statements.

20

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.8% (Continued)
Telecommunications - 3.7%
LogMeIn, Inc.	1,522	$101,730
ViaSat, Inc. (1)	1,357	107,651
		209,381
Transportation - 2.3%
Knight-Swift Transportation Holdings, Inc.	3,905	133,317
Total Common Stocks
(Cost $5,962,321)		5,664,394

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 2.033% (2)	7,596	7,596
Total Short-Term Investments
(Cost $7,596)		7,596

Total Investments in Securities - 99.9%
(Cost $5,969,917)		5,671,990
Other Assets in Excess of Liabilities - 0.1%		2,431
Total Net Assets - 100.0%		$5,674,421

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of these financial statements.

21

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Applications Software - 5.9%
HubSpot, Inc. (1)	401	$80,072
Microsoft Corp.	1,308	180,321
Momo, Inc. - Class A - ADR	5,018	184,562
		444,955
Commercial Services - 3.4%
IWG PLC	14,940	75,908
Wirecard AG	1,129	180,404
		256,312
Commercial Services - Finance - 6.7%
Adyen NV (1)	90	65,295
PayPal Holdings, Inc. (1)	2,080	226,824
Square, Inc. - Class A (1)	3,425	211,802
		503,921
Communications Software - 2.3%
Slack Technologies, Inc. - Class A (1)	6,133	175,649

Computer Software - 3.2%
Box, Inc. - Class A (1)	1,985	29,041
Cloudera, Inc. (1)	5,931	42,347
Dropbox, Inc. - Class A (1)	1,712	30,645
MongoDB, Inc. - Class A (1)	449	68,387
Twilio, Inc. - Class A (1)	552	72,019
		242,439
Computers - 1.0%
Apple, Inc.	355	74,103

Computers - Other - 2.3%
Stratasys Ltd. (1)	7,104	169,217

Data Processing & Management - 1.5%
DocuSign, Inc. (1)	2,458	114,764

E-Commerce & Products - 18.3%
Alibaba Group Holding Ltd. - ADR (1)	1,146	200,584
Amazon.com, Inc. (1)	40	71,052
eBay, Inc.	4,958	199,758
Etsy, Inc. (1)	3,966	209,364
JD.com, Inc. - Class A - ADR (1)	5,169	157,655
Jumia Technologies AG - ADR (1)	9,024	100,618
Pinduoduo, Inc. - Class A - ADR (1)	8,061	264,159
Rakuten, Inc.	17,944	169,221
		1,372,411

	Shares	Value
E-Commerce & Services - 17.6%
Delivery Hero SE (1)	752	$38,061
Eventbrite, Inc. - Class A (1)	8,255	144,297
Fiverr International Ltd. (1)	8,999	210,487
Groupon, Inc. (1)	14,414	35,747
GrubHub, Inc. (1)	577	34,239
Just Eat PLC (1)	3,948	37,782
Lyft, Inc. - Class A (1)	3,404	166,694
MercadoLibre, Inc. (1)	267	158,758
Uber Technologies, Inc. (1)	6,242	203,302
Upwork, Inc. (1)	14,682	212,302
Yume No Machi Souzou Iinkai Co. Ltd.	5,600	78,082
		1,319,751
Enterprise Software & Services - 0.5%
Workday, Inc. - Class A (1)	201	35,633

Entertainment Software - 2.3%
NetEase, Inc. - ADR	667	170,085

Finance - Consumer Loans - 2.3%
LendingClub Corp. (1)	13,036	170,641

Finance - Mortgage Loans & Bankers - 2.2%
LendingTree, Inc. (1)	533	165,278

Food - Retail - 0.5%
Takeaway.com NV (1)	396	37,875

Health Care Cost Containment - 0.8%
HealthEquity, Inc. (1)	971	57,639

Internet Content - Entertainment - 15.2%
Facebook, Inc. - Class A (1)	1,097	203,680
Pinterest, Inc. - Class A (1)	6,142	211,408
Snap, Inc. - Class A (1)	10,838	171,565
Tian Ge Interactive Holdings Ltd.	740,385	157,803
Twitter, Inc. (1)	5,457	232,741
YY, Inc. - Class A - ADR (1)	2,812	160,706
		1,137,903
Internet Content - Information & News - 2.6%
Tencent Holdings Ltd.	4,784	198,312

Recreational Vehicles - 0.3%
Camping World Holdings, Inc. - Class A	2,784	21,158

The accompanying notes are an integral part of these financial statements.

22

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited) (Continued)

	Shares	Value
Common Stocks - 99.5% (Continued)
Rubber & Plastic Products - 2.1%
Proto Labs, Inc. (1)	1,657	$156,984

Web Hosting & Design - 2.6%
GoDaddy, Inc. - Class A (1)	1,041	65,937
Shopify, Inc. - Class A (1)	332	127,950
		193,887
Web Portals & Internet Service Providers - 5.9%
Alphabet, Inc. - Class A (1)	65	77,384
Baidu, Inc. - Class A - ADR (1)	1,985	207,373
Yandex NV - Class A (1)	4,248	157,601
		442,358
Total Common Stocks
(Cost $7,728,046)		7,461,275

Short-Term Investments - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 2.033% (3)	39,638	39,638
Total Short-Term Investments
(Cost $39,638)		39,638

Total Investments in Securities - 100.0%
(Cost $7,767,684)		7,500,913
Liabilities in Excess of Other Assets - 0.0% (2)		(2,166)
Total Net Assets - 100.0%		$7,498,747

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2019.

The accompanying notes are an integral part of these financial statements.

23

SoFi Funds

Statements of Assets and Liabilities August 31, 2019 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Assets:
Investments in securities, at value (Note 2)	$52,641,267	$6,881,570	$5,671,990	$7,500,913
Cash	1,500,621	—	—	2
Foreign currency (cost of $0, $0, $0 and $52, respectively)	—	—	—	52
Receivables:
Dividends and interest receivable	93,752	7,459	3,835	1,539
Total assets	54,235,640	6,889,029	5,675,825	7,502,506

Liabilities:
Payables:
Fund shares redeemed	1,500,630	—	—	—
Management fees (Note 3)	—	—	1,404	3,759
Total Liabilities	1,500,630	—	1,404	3,759
Net Assets	$52,735,010	$6,889,029	$5,674,421	$7,498,747

Components of Net Assets:
Paid-in capital	$52,429,343	$7,042,260	$5,946,150	$7,777,670
Total distributable (accumulated) earnings (losses)	305,667	(153,231)	(271,729)	(278,923)
Net assets	$52,735,010	$6,889,029	$5,674,421	$7,498,747

Net Asset Value (unlimited shares authorized):
Net assets	$52,735,010	$6,889,029	$5,674,421	$7,498,747
Shares of beneficial interest issued and outstanding	5,200,000	700,000	300,000	400,000
Net asset value	$10.14	$9.84	$18.91	$18.75

Cost of investments	$52,723,660	$7,070,853	$5,969,917	$7,767,684

The accompanying notes are an integral part of these financial statements.

24

SoFi Funds

Statements of Operations For the Periods Ended August 31, 2019 (Unaudited)

	SoFi Select 500 ETF (1)	SoFi Next 500 ETF (1)	SoFi 50 ETF (2)	SoFi Gig Economy ETF (2)
Investment Income:
Dividend income (net of foreign withholding tax of $0, $15, $0 and $43, respectively)	$326,556	$36,028	$19,077	$3,919
Interest income	582	81	35	312
Other income	—	—	166	—
Total investment income	327,138	36,109	19,278	4,231

Expenses:
Management fees (Note 3)	34,092	4,349	4,131	10,028
Total expenses	34,092	4,349	4,131	10,028
Less: Management fee waiver (Note 3)	(34,092)	(4,349)	—	—
Net expenses	—	—	4,131	10,028
Net investment income (loss)	327,138	36,109	15,147	(5,797)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	215,069	15,096	14,099	(6,356)
Change in net unrealized appreciation/depreciation on:
Investments	(82,393)	(189,283)	(297,927)	(266,770)
Net realized and unrealized gain (loss) on investments	132,676	(174,187)	(283,828)	(273,126)
Net increase (decrease) in net assets resulting from operations	$459,814	$(138,078)	$(268,681)	$(278,923)

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to August 31, 2019.
(2)	The Fund commenced operations on May 8, 2019. The information presented is from May 8, 2019 to August 31, 2019.

The accompanying notes are an integral part of these financial statements.

25

SoFi Select 500 ETF

Statement of Changes in Net Assets

Period Ended August 31, 2019 (1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income	$327,138
Net realized gain on investments	215,069
Change in net unrealized appreciation/depreciation on investments	(82,393)
Net increase in net assets resulting from operations	459,814

Distributions to Shareholders:
Net distributions to shareholders	(154,147)

Capital Share Transactions:
Net increase in net assets derived from net changes in outstanding shares (2)	52,429,343
Total increase in net assets	52,735,010

Net Assets:
Beginning of period	—
End of period	$52,735,010

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to August 31, 2019.
(2)	Summary of share transactions is as follows:

	Period Ended August 31, 2019 (1) (Unaudited)
	Shares	Value
Shares sold	6,100,000	$61,528,148
Shares redeemed	(900,000)	(9,098,805)
Net increase	5,200,000	$52,429,343

The accompanying notes are an integral part of these financial statements.

26

SoFi Next 500 ETF

Statement of Changes in Net Assets

Period Ended August 31, 2019 (1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income	$36,109
Net realized gain on investments	15,096
Change in net unrealized appreciation/depreciation on investments	(189,283)
Net decrease in net assets resulting from operations	(138,078)

Distributions to Shareholders:
Net distributions to shareholders	(15,153)

Capital Share Transactions:
Net increase in net assets derived from net changes in outstanding shares (2)	7,042,260
Total increase in net assets	6,889,029

Net Assets:
Beginning of period	—
End of period	$6,889,029

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to August 31, 2019.
(2)	Summary of share transactions is as follows:

	Period Ended August 31, 2019 (1) (Unaudited)
	Shares	Value
Shares sold	900,000	$9,039,460
Shares redeemed	(200,000)	(1,997,200)
Net increase	700,000	$7,042,260

The accompanying notes are an integral part of these financial statements.

27

SoFi 50 ETF

Statement of Changes in Net Assets

Period Ended August 31, 2019 (1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income	$15,147
Net realized gain on investments	14,099
Change in net unrealized appreciation/depreciation on investments	(297,927)
Net decrease in net assets resulting from operations	(268,681)

Distributions to Shareholders:
Net distributions to shareholders	(3,048)

Capital Share Transactions:
Net increase in net assets derived from net changes in outstanding shares (2)	5,946,150
Total increase in net assets	5,674,421

Net Assets:
Beginning of period	—
End of period	$5,674,421

(1)	The Fund commenced operations on May 8, 2019. The information presented is from May 8, 2019 to August 31, 2019.
(2)	Summary of share transactions is as follows:

	Period Ended August 31, 2019 (1) (Unaudited)
	Shares	Value
Shares sold	300,000	$5,946,150
Shares redeemed	—	—
Net increase	300,000	$5,946,150

The accompanying notes are an integral part of these financial statements.

28

SoFi Gig Economy ETF

Statement of Changes in Net Assets

Period Ended August 31, 2019 (1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment loss	$(5,797)
Net realized loss on investments and foreign currency	(6,356)
Change in net unrealized appreciation/depreciation on investments and foreign currency	(266,770)
Net decrease in net assets resulting from operations	(278,923)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase in net assets derived from net changes in outstanding shares (2)	7,777,670
Total increase in net assets	7,498,747

Net Assets:
Beginning of period	—
End of period	$7,498,747

(1)	The Fund commenced operations on May 8, 2019. The information presented is from May 8, 2019 to August 31, 2019.
(2)	Summary of share transactions is as follows:

	Period Ended August 31, 2019 (1) (Unaudited)
	Shares	Value
Shares sold	400,000	$7,777,670
Shares redeemed	—	—
Net increase	400,000	$7,777,670

The accompanying notes are an integral part of these financial statements.

29

SoFi Funds

Financial Highlights For a capital share outstanding throughout the period

	Period Ended August 31, 2019 (Unaudited)
	SoFi Select 500 ETF (1)	SoFi Next 500 ETF (1)	SoFi 50 ETF (2)	SoFi Gig Economy ETF (2)
Net asset value, beginning of period	$10.00	$10.00	$20.00	$20.00

Income from Investment Operations:
Net investment income (loss) (3)	0.07	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	0.10	(0.19)	(1.15)	(1.23)
Total from investment operations	0.17	(0.13)	(1.08)	(1.25)

Less Distributions:
From net investment income	(0.03)	(0.03)	(0.01)	—
Total distributions	(0.03)	(0.03)	(0.01)	—

Net asset value, end of period	$10.14	$9.84	$18.91	$18.75
Total return (4)	1.74%	(1.33)%	(5.37)%	(6.27)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$52.7	$6.9	$6.0	$7.5
Portfolio turnover rate (4)	24%	61%	5%	23%
Ratio of expenses to average net assets (5)
Before management fees waived	0.19%	0.19%	0.29%	0.59%
After management fees waived (6)	0.00%	0.00%	0.29%	0.59%
Ratio of net investment income (loss) to average net assets (5)
Before management fees waived	1.63%	1.38%	1.07%	(0.34)%
After management fees waived (6)	1.82%	1.57%	1.07%	(0.34)%

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to August 31, 2019.
(2)	The Fund commenced operations on May 8, 2019. The information presented is from May 8, 2019 to August 31, 2019.
(3)	Calculated using average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.
(6)	There is currently no contractual waiver in effect for the management fees of the SoFi 50 ETF and SoFi Gig Economy ETF.

The accompanying notes are an integral part of these financial statements.

30

SoFi Funds

Notes to Financial Statements August 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are diversified series of shares and SoFi Gig Economy ETF is a non-diversified series of shares (each a “Fund”, collectively the “Funds”) of beneficial interest of the Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019 and the SoFi 50 ETF and SoFi Gig Economy ETF commenced operations on May 8, 2019.

The investment objective of the SoFi Select 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi 50 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US 50 Growth Index. The investment objective of the SoFi Gig Economy ETF is long-term capital appreciation, which it seeks by investing in a portfolio of companies listed around the world that Toroso Investments, LLC, considers part of the “gig economy”.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The Administrator will obtain prices of securities traded on a securities exchange from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

If the value for a security cannot be determined, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”). Decisions of the Valuation Committee, and the methodology employed to determine the security’s value, will be documented by the Valuation Committee and reported to the Board. There shall be no need for the Valuation Committee to meet when the aggregate impact to a Fund’s NAV, assuming a determination that a security otherwise to be fair valued is worthless, would be less than $0.01. In such cases, the most recent available market value for the security will be used.

As described above, the Funds utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

31

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Level 1 (1)	$52,641,267	$6,881,570	$5,671,990	$7,500,913
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$52,641,267	$6,881,570	$5,671,990	$7,500,913

(1)	All Level 1 investments are equity securities (common stocks) and short-term investments.

B.

Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. If applicable, the Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency and foreign currency translation” and “Net realized gain (loss) on foreign currency and foreign currency translation.”

The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. If applicable, fluctuations in foreign exchange rates on investments are thus included in “Net realized gain (loss) on investments” and “Change in net unrealized appreciation/depreciation on investments” and as shown in the Statements of Operations.

C.

Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019 and the SoFi 50 ETF and SoFi Gig Economy ETF commenced operations on May 8, 2019. therefore, the Funds had no late year losses, no post October losses, and no Capital Loss Carryovers.

As of August 31, 2019, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital

32

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

gains and may include return of capital. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least semi-annually. Distributions to shareholders from net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Equity Market Risk. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

J.

Foreign Securities Risks (SoFi Gig Economy Only). Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

K.

Emerging Markets Risk (SoFi Gig Economy Only). The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Funds’ Shares and cause the Funds to decline in value.

L.

Currency Exchange Rate Risk. The Funds’ assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Fund’s shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

M.

Real Estate Investment Trust (“REIT”) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the

33

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

N.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market price. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be traded on U.S. exchanges other than the Exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

O.

Non-Diversification Risk. Although the SoFi Gig Economy ETF intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

P.

Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. The Funds have chosen to early adopt the eliminated or modified disclosures.

Q.

Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

34

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (“Toroso” and/or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration the Funds. The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Funds, and review of the Sub-Adviser’s performance. With respect to the SoFi Gig Economy ETF, the Adviser is responsible for determining the securities purchased and sold by the Funds.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Name of Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi 50 ETF	0.29%	0.29%
SoFi Gig Economy ETF	0.59%	0.59%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2020. The fee waiver agreement may be terminated only by, or with the consent of, the Funds’ Board of Trustees. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no contractual waiver in effect for the Management Fees of the SoFi ETF and SoFi Gig Economy ETF.

Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser. The unitary fees incurred are paid monthly to the Adviser.

CSat Investment Advisory, L.P, doing business as Exponential ETFs, (the “Sub-Adviser”) serves as sub-adviser to the Funds pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy of the Funds. The Sub-Adviser is responsible for the day-to-day management of the three diversified Funds and for implementing the investment decisions made by the Adviser with respect to the SoFi Gig Economy ETF. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board.

Pursuant to a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides based on the average daily net assets of each Fund as follows:

Name of Fund	Sub-Advisory Fee
SoFi Select 500 ETF	0.03%
SoFi Next 500 ETF	0.03%
SoFi 50 ETF	0.03%
SoFi Gig Economy ETF	0.03%

The sub-advisory fees incurred are paid monthly to the Sub-Adviser by the Adviser irrespective of any fee waiver.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

35

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ sub- administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Funds.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2019, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

	Purchases	Sales
SoFi Select 500 ETF	$64,353,492	$11,788,535
SoFi Next 500 ETF	11,007,952	3,956,850
SoFi 50 ETF	6,213,474	253,955
SoFi Gig Economy ETF	9,158,264	1,425,133

There were no purchases or sales of long-term U.S. Government securities for the period ended August 31, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended August 31, 2019. Since the Funds do not have a full fiscal year, the tax cost of investments is the same as cost noted in the Schedules of Investments or Statements of Assets and Liabilities. The tax character of distributions paid during the period ended August 31, 2019 (estimated), was as follows:

Distributions paid from:	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Ordinary income	$154,147	$15,153	$3,048	$—
Long-Term capital gains	—	—	—	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Gig Economy ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

36

SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2019 (Unaudited) (Continued)

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Next 500 ETF is $500 and for the SoFi 50 ETF and SoFi Gig Economy ETF is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

37

SoFi Funds

Expense Examples For the Period Ended August 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 10, 2019 to August 31, 2019 for the SoFi Select 500 ETF and SoFi Next 500 ETF and from May 8, 2019 to August 31, 2019 for the SoFi 50 ETF and SoFi Gig Economy ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2019 to August 31, 2019.

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value April 10, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period April 10, 2019 - August 31, 2019 (1)
Actual	$1,000.00	$1,017.40	$—

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period March 1, 2019 - August 31, 2019 (2)
Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	—

(1)

The actual expenses are equal to the Fund’s annualized expense ratio of 0.00% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 143/366 (to reflect the period from April 10, 2019 to August 31, 2019, the commencement of operations date to the end of the period).

(2)

The hypothetical expenses are equal to the expense ratio of 0.00% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/366 to reflect the most recent six-month period.

38

SoFi Funds

Expense Examples For the Period Ended August 31, 2019 (Unaudited) (Continued)

SoFi Next 500 ETF

	Beginning Account Value April 10, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period April 10, 2019 - August 31, 2019 (3)
Actual	$1,000.00	$986.70	$—

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period March 1, 2019 - August 31, 2019 (4)
Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	—

(3)

The actual expenses are equal to the Fund’s annualized expense ratio of 0.00% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 143/366 (to reflect the period from April 10, 2019 to August 31, 2019, the commencement of operations date to the end of the period).

(4)

The hypothetical expenses are equal to the expense ratio of 0.00% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/366 to reflect the most recent six-month period.

SoFi 50 ETF

	Beginning Account Value May 8, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period May 8, 2019 - August 31, 2019 (5)
Actual	$1,000.00	$946.30	$0.89

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period March 1, 2019 - August 31, 2019 (6)
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	1.48

(5)

The actual expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 115/366 (to reflect the period from May 8, 2019 to August 31, 2019, the commencement of operations date to the end of the period).

(6)	The hypothetical expenses are equal to the expense ratio of 0.29%, multiplied by the average account value over the period multiplied by 184/366 to reflect the most recent six-month period.

39

SoFi Funds

Expense Examples For the Period Ended August 31, 2019 (Unaudited) (Continued)

SoFi Gig Economy ETF

	Beginning Account Value May 8, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period May 8, 2019 - August 31, 2019 (7)
Actual	$1,000.00	$937.30	$1.80

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During the Period March 1, 2019 - August 31, 2019 (8)
Hypothetical (5% annual return before expenses)	1,000.00	1,022.17	3.00

(7)

The actual expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 115/366 (to reflect the period from May 8, 2019 to August 31, 2019, the commencement of operations date to the end of the period).

(8)	The hypothetical expenses are equal to the expense ratio of 0.59%, multiplied by the average account value over the period multiplied by 184/366 to reflect the most recent six-month period.

40

SoFi Funds

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board” or/the “Trustees”) of Tidal ETF Trust (the “Trust”) met in person at a meeting held on February 20, 2019 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF, and SoFi Gig Economy ETF (each, a “Fund,” and collectively the “Funds” or “SoFi Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee applicable to each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

The nature, extent and quality of services to be provided by the Adviser to the Funds. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the SoFi Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the SoFi Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto, who will serve as a co-portfolio manager for the SoFi Gig Economy ETF, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the SoFi Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the SoFi Funds.

The Board also considered other services to be provided to the SoFi Funds, such as monitoring adherence to each SoFi Funds’ investment strategies and restrictions, oversight of the Sub-Adviser and other service providers to the SoFi Funds, monitoring compliance with various SoFi Funds’ policies and procedures and with applicable securities regulations, and monitoring the extent to which the SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi 50 ETF (collectively, the “SoFi Index ETFs”) achieve their investment objective as passively-managed ETFs and the extent to which the SoFi Gig Economy ETF achieves its investment objective as an actively-managed ETF. The Board noted that the SoFi Index Funds are each designed to track the performance of an index and the Sub-Adviser would be responsible for trade execution, subject to the supervision of the Adviser. The Board noted that, with respect to the SoFi Gig Economy ETF, the Adviser would be responsible for selecting the Fund’s investments and the Sub-Adviser would be responsible for trade execution, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the SoFi Funds and that the nature, overall quality and extent of the management services to be provided to the SoFi Funds, as well as the Adviser’s compliance program, were satisfactory.

2.

The investment performance of the Funds and the Adviser. The Board noted that the SoFi Funds had not yet commenced operations and, therefore, concluded that performance of the SoFi Funds was not a relevant factor for consideration. The Board also considered that because each SoFi Index ETF is designed to track the performance of an index and the Sub-Adviser would be responsible for trade execution, the performance for each SoFi Index ETF would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each SoFi Index Funds’ performance, the Board in the future would focus on the Adviser’s oversight of the Sub Adviser’s services, including whether each SoFi Index Funds’ performance exhibited significant tracking error

3.

The cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selections. The Board took into consideration that the advisory fees were a “unitary fee,” meaning that the SoFi

41

SoFi Funds

Basis for trustees’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the SoFi Funds’ Rule 12b-1 Plans. The Board noted that the Adviser agrees to pay, or require the Sub-Adviser to pay, all other expenses incurred by the SoFi Funds. The Board considered comparative information prepared by U.S. Bank Global Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the SoFi Funds relative to peer groups. The SoFi Select 500 ETF and the SoFi 50 ETF were compared to ETFs in the U.S. fund large growth category, the SoFi Next 500 ETF was compared to ETFs in the U.S. fund mid-cap growth category and the SoFi Gig Economy ETF was compared to ETFs in the U.S. fund small growth category.

For the SoFi Select 500 ETF, the Board noted that the Adviser would contractually agree to maintain an annual expense ratio of 0.00% for at least a one-year period. The Board noted that the Fund’s proposed advisory fee of 0.19% was below the peer group average of 0.29% and the Fund’s expense ratio (net of fee waivers) of 0.00% was below the peer group average of 0.29%.

For the SoFi Next 500 ETF, the Board noted that the Adviser would contractually agree to maintain an annual expense ratio of 0.00% for at least a one-year period. The Board noted that the Fund’s proposed advisory fee of 0.19% was below the peer group average of 0.35% and the Fund’s expense ratio (net of fee waivers) of 0.00% was below the peer group average of 0.37%.

For the SoFi 50 ETF, the Board noted that the Fund’s proposed advisory fee of 0.29% was below the peer group average of 0.30% and the Fund’s expense ratio of 0.29% was below the peer group average of 0.30%.

For the SoFi Gig Economy ETF, the Board noted that the Fund’s proposed advisory fee of 0.59% was below the peer group average of 0.70% and the Fund’s expense ratio of 0.59% was below the peer group average of 0.67%.

The Board concluded that each SoFi Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the SoFi Funds by the Adviser given the nature of the SoFi Funds’ strategies. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser from its relationship with the SoFi Funds, taking into account an analysis of the Adviser’s expected profitability with respect to the SoFi Funds and the Board further concluded that the Adviser had adequate financial resources to support its services to the SoFi Funds from the revenues of its overall investment advisory business.

4.

The extent of economies of scale as the Funds grows. The Board considered the potential economies of scale that the SoFi Funds might realize under the structure of the proposed advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each SoFi Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.

The benefits to be derived from the relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the SoFi Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the SoFi Funds.

Conclusions. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser will provide to each of the SoFi Funds; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each of the SoFi Funds and its shareholders.

At the in-person meeting held on February 20, 2019, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and CSat Investment Advisory, L.P. (dba Exponential ETFs), the Funds’ sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, bibliographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

42

SoFi Funds

Basis for trustees’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

The nature, extent and quality of services to be provided by the Sub-Adviser to the Funds. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the SoFi Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the SoFi Funds. The Board considered the qualifications, experience and responsibilities of Charles A. Ragauss who will serve as the portfolio manager for each of the SoFi Index ETFs and a co-portfolio manager for the SoFi Gig Economy ETF, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the SoFi Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the SoFi Funds.

The Board also considered other services to be provided to the SoFi Funds, such as monitoring adherence to the SoFi Funds’ investment strategies and restrictions, monitoring compliance with various SoFi Funds’ policies and procedures and with applicable securities regulations, monitoring the extent to which the SoFi Index ETFs achieve their investment objective as passively-managed ETFs and the extent to which the SoFi Gig Economy ETF meets its investment objective as an actively-managed ETF, responsibility of daily monitoring of tracking error with respect to the SoFi Index ETFs and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the SoFi Funds’ trade execution, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the SoFi Funds and that the nature, overall quality and extent of the management services to be provided to the SoFi Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.

The investment performance of the Funds and the Sub-Adviser. The Board noted that the SoFi Funds had not yet commenced operations and, therefore, concluded that performance of the SoFi Funds was not a relevant factor for consideration. The Board also considered that, because the investment objective of each SoFi Index ETF is to track the performance of an index, the Board in the future would focus on the extent to which each SoFi Index ETF achieved its investment objective as a passively-managed ETF.

3.

The cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fee paid by each of the SoFi Funds is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the SoFi Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and were reasonable in light of the services to be provided by the Sub-Adviser.

4.

The extent of economies of scale as the Funds grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by each of the SoFi Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each SoFi Fund’s assets increase.

5.

The benefits to be derived from the relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the SoFi Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the SoFi Funds.

Conclusions. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub- Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Funds; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each of the SoFi Funds and its shareholders.

43

SoFi Funds

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Form N-Q is available without charge, upon request, by calling (800) 539-9530. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

Information about the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

44

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
CSat Investment Advisory, L.P. (dba Exponential ETFs)
625 Avis Drive
Ann Arbor, Michigan 48108

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Symbol	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi 50 ETF	SFYF	886364405
SoFi Gig Economy ETF	GIGE	886364504

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)		/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/12/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/12/19

By (Signature and Title)*		/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	11/12/19

*	Print the name and title of each signing officer under his or her signature.